Commitments and Contingent Liabilities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingent Liabilities [Line Items]
Additional royalties per chip (in Dollars per share)	$ 0.1
Total value of open purchase orders	$ 4,951	$ 19,418
Purchase obligation	$ 5,513	2,783
Minimum [Member]
Commitments and Contingent Liabilities [Line Items]
Percentage of net revenues per chip paid as royalty	0.50%
Maximum [Member]
Commitments and Contingent Liabilities [Line Items]
Percentage of net revenues per chip paid as royalty	3.50%
Cost of Sales [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty expense	$ 725	$ 903	$ 844